5. SALE OF ASSETS	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
SALE OF ASSETS

During the quarter ended September 30, 2015, the Company sold equipment that was previously written off for proceeds totaling $1,566, and recorded a gain of $1,566, which is included within operating expenses in the accompanying consolidated statements of operations.

In fiscal year 2015, the Company sold equipment that was previously written off for proceeds totaling $27,075 and recorded a gain of $27,075.  In fiscal year 2014, the Company sold equipment that was previously written off for proceeds totaling $14,028 and recorded a gain of $14,028. These gains are included within operating expenses in the accompanying consolidated statements of operations.